Schedule of Investments (unaudited) October 31, 2023	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 3.1%
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54(a)	$3,960	$4,095,165
Homewood Educational Building Authority, Refunding RB, Series A, 5.00%, 12/01/47	2,835	2,695,131
Huntsville Public Building Authority, RB, 5.00%, 02/01/47	7,000	7,069,335
Southeast Energy Authority A Cooperative District, RB, Series B, 5.00%, 01/01/54	9,000	8,930,700

		22,790,331

Arizona — 2.2%
Arizona Industrial Development Authority, RB(b) 4.38%, 07/01/39	810	636,016
5.00%, 07/01/54	945	732,737
Series A, 5.00%, 07/01/49	1,675	1,349,474
Series A, 5.00%, 07/01/54	1,290	1,012,658
City of Phoenix Civic Improvement Corp., ARB, AMT, Senior Lien, 5.00%, 07/01/43	8,500	8,266,415
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/52(b)	1,620	1,295,760
Maricopa County Industrial Development Authority, Refunding RB 5.00%, 07/01/54(b)	855	694,474
Series A, 5.00%, 09/01/42	435	427,495
Sierra Vista Industrial Development Authority, RB, 5.75%, 06/15/53(b)	2,500	2,234,789

		16,649,818

Arkansas — 0.7%
Arkansas Development Finance Authority, RB AMT, 5.70%, 05/01/53	1,430	1,298,334
Series A, AMT, 4.50%, 09/01/49(b)	4,100	3,604,533

		4,902,867

California — 11.2%
California Community Choice Financing Authority, RB(a) 5.00%, 07/01/53	2,900	2,891,686
5.50%, 10/01/54	5,000	5,150,624
California Community Housing Agency, RB, M/F Housing, 3.00%, 08/01/56(b)	380	228,518
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	1,250	1,103,946
City of Los Angeles Department of Airports, Refunding ARB, AMT, 5.50%, 05/15/47	2,000	2,062,941
CSCDA Community Improvement Authority, RB, M/F Housing(b) 5.00%, 09/01/37	300	274,694
4.00%, 10/01/56	470	353,902
4.00%, 12/01/56	495	312,390
Series A, 4.00%, 06/01/58	2,410	1,644,073
Senior Lien, 3.13%, 06/01/57	1,780	1,018,410
Series A, Senior Lien, 4.00%, 12/01/58	2,555	1,727,907
Grossmont Union High School District, GO, Election 2004, 0.00%, 08/01/31(c)	5,110	3,780,487
Long Beach Unified School District, GO, Series B, Election 2008, 0.00%, 08/01/34(c)	5,000	3,231,353

Security	Par (000)	Value

California (continued)
Mount San Antonio Community College District, Refunding GO, CAB, CAB, Series A, Convertible, Election 2013, 6.25%, 08/01/28(a)	$3,975	$3,437,517
Norwalk-La Mirada Unified School District, Refunding GO, Series E, Election 2002, (AGC), 0.00%, 08/01/38(c)	7,620	3,754,810
Poway Unified School District, Refunding GO(c) 0.00%, 08/01/35	7,820	4,549,460
Series B, 0.00%, 08/01/36	10,000	5,624,648
Rio Hondo Community College District, GO(c)
Series C, Election 2004, 0.00%, 08/01/37	8,000	4,300,347
Series C, Election 2004, 0.00%, 08/01/38	12,940	6,513,218
San Diego Unified School District, GO, CAB, Series G, Election 2008, 0.00%, 01/01/24(c)(d)	8,765	4,535,619
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(c)	3,485	2,526,375
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series A, AMT, 5.00%, 05/01/44	14,215	13,714,012
State of California, GO, Series 2007-2, (NPFGC-IBC), 5.50%, 04/01/30	10	10,014
Val Verde Unified School District, GO, Series G, Election 2012, (AGM), 4.00%, 08/01/48	7,660	6,568,821
Walnut Valley Unified School District, GO, Series B, Election 2007, 0.00%, 08/01/36(c)	6,545	3,696,902

		83,012,674

Colorado — 4.2%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.25%, 12/01/43	5,835	5,860,081
Series D, AMT, 5.75%, 11/15/37	5,000	5,347,006
City of Colorado Springs Colorado Utilities System Revenue, RB, Series B, 4.00%, 11/15/46	11,820	10,159,697
Colorado Educational & Cultural Facilities Authority, RB, 5.00%, 03/01/50(b)	2,530	2,007,925
Colorado Health Facilities Authority, RB 5.00%, 11/01/42	2,500	2,383,344
5.25%, 11/01/52	2,750	2,618,178
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,605	1,473,398
STC Metropolitan District No. 2, Refunding GO, Series A, 5.00%, 12/01/38	1,285	1,126,820

		30,976,449

District of Columbia — 0.9%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/48	1,400	1,378,229
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB 5.00%, 07/15/45	3,325	3,366,217
Series A, 4.13%, 07/15/47	1,890	1,624,028

		6,368,474

Florida — 13.2%
Brevard County Health Facilities Authority, Refunding RB, 5.00%, 04/01/39	4,535	4,547,736
Broward County Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/47	5,000	4,214,632

1

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Capital Trust Agency, Inc., RB(b) 5.00%, 01/01/55	$1,640	$1,141,677
Series A, 5.00%, 06/01/55	1,475	1,087,406
Series A, 5.50%, 06/01/57	500	397,078
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, 5.50%, 09/01/48	4,315	4,581,462
City of Jacksonville Florida, RB, Series A, 5.25%, 10/01/47	3,930	3,982,208
City of Lakeland Florida Department of Electric Utilities, RB, 4.25%, 10/01/48	5,000	4,364,236
City of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/47	3,655	3,504,486
City of Tampa Florida, RB, CAB(c)
Series A, 0.00%, 09/01/40	3,290	1,209,772
Series A, 0.00%, 09/01/42	1,150	368,207
Series A, 0.00%, 09/01/45	2,000	516,711
County of Miami-Dade Florida Aviation Revenue, Refunding RB
AMT, 5.00%, 10/01/34	530	530,242
Series B, AMT, 5.00%, 10/01/40	2,865	2,768,105
County of Miami-Dade Florida Transit System, RB, 5.00%, 07/01/48	1,750	1,749,111
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series A, 4.00%, 10/01/44	9,500	8,388,955
County of Miami-Dade Seaport Department, Refunding RB, Series B-2, AMT, Subordinate, 4.00%, 10/01/50	3,500	2,778,697
County of Pasco Florida, RB
(AGM), 5.00%, 09/01/48	7,790	7,755,899
(AGM), 5.75%, 09/01/54	1,400	1,469,120
Florida Development Finance Corp., RB(b)
6.50%, 06/30/57	1,085	935,221
AMT, 5.00%, 05/01/29	1,500	1,365,475
Florida Development Finance Corp., Refunding RB, Series C, 5.00%, 09/15/50(b)	820	611,699
Greater Orlando Aviation Authority, ARB
Series A, AMT, 5.00%, 10/01/34	5,060	5,141,032
Series A, AMT, 5.00%, 10/01/49	2,670	2,577,988
Hillsborough County Aviation Authority, ARB, AMT, 5.00%, 10/01/47	2,500	2,390,985
Kindred Community Development District II, SAB, 5.88%, 05/01/54	500	466,385
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	715	695,959
LT Ranch Community Development District, SAB
4.00%, 05/01/40	1,415	1,118,742
4.00%, 05/01/50	2,000	1,395,744
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/40	5,000	4,931,872
Miami-Dade County Health Facilities Authority, Refunding RB, 5.00%, 08/01/42	1,675	1,629,058
Palm Beach County School District, COP, Series B, 5.25%, 08/01/40	8,000	8,368,256
Parker Road Community Development District, SAB 3.88%, 05/01/40	900	712,942
4.10%, 05/01/50	1,000	726,938
Seminole Improvement District, RB 5.00%, 10/01/32	230	216,586

Security	Par (000)	Value

Florida (continued)
Seminole Improvement District, RB (continued) 5.30%, 10/01/37	$260	$238,422
Town of Davie Florida, Refunding RB, 5.00%, 04/01/37	4,630	4,614,452
Viera Stewardship District, SAB, Series 2023, 5.50%, 05/01/54	790	698,708
Village Community Development District No. 14, SAB, 5.50%, 05/01/53	1,715	1,637,240
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	730	644,290
Westside Community Development District, Refunding SAB(b) 4.10%, 05/01/37	640	545,204
4.13%, 05/01/38	630	532,104

		97,551,042

Georgia — 1.9%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	630	496,760
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/43	1,105	1,052,588
Series A, 5.00%, 06/01/53(a)	4,195	4,124,410
Series B, 5.00%, 07/01/53(a)	2,915	2,893,185
Series C, 5.00%, 09/01/53(a)	2,445	2,425,499
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	3,000	2,976,967

		13,969,409

Hawaii — 0.7%
State of Hawaii Airports System Revenue, COP
AMT, 5.00%, 08/01/27	2,000	1,981,743
AMT, 5.00%, 08/01/28	1,775	1,775,224
State of Hawaii Department of Budget & Finance, Refunding RB, AMT, 4.00%, 03/01/37	2,650	1,699,758

		5,456,725

Illinois — 11.3%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	3,955	3,852,879
Series A, 5.00%, 12/01/40	1,270	1,156,183
Series A, 5.00%, 12/01/41	1,000	902,397
Series A, 5.00%, 12/01/47	1,115	978,279
Chicago Board of Education, Refunding GO, Series B, 5.00%, 12/01/36	1,300	1,232,480
Chicago O’Hare International Airport, ARB Class A, AMT, Senior Lien, 5.00%, 01/01/48	1,935	1,827,775
Series D, Senior Lien, 5.25%, 01/01/42	8,285	8,230,498
Cook County Community College District No. 508, GO, 5.13%, 12/01/38	3,250	3,028,488
Illinois Finance Authority, Refunding RB 4.00%, 08/15/41	1,750	1,504,666
Series A, 5.00%, 10/01/40	7,630	7,683,219
Series C, 5.00%, 08/15/44	985	891,431
Metropolitan Pier & Exposition Authority, RB(c)
Series A, (NPFGC), 0.00%, 12/15/33	20,000	12,182,859
Series A, (NPFGC), 0.00%, 12/15/34	41,880	24,419,864
Metropolitan Pier & Exposition Authority, Refunding RB, Series B, (AGM), 0.00%, 06/15/44(c)	9,430	3,061,445
State of Illinois, GO 5.25%, 02/01/33	5,860	5,872,017

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
State of Illinois, GO (continued) 5.25%, 02/01/34	$5,360	$5,371,006
Series B, 5.25%, 05/01/43	1,640	1,616,305

		83,811,791

Indiana — 0.2%
Indiana Finance Authority, RB, 1st Lien, 4.00%, 10/01/51	2,025	1,603,895

Kentucky — 1.3%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	475	415,907
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Series C, Convertible, 6.60%, 07/01/39(a)	8,225	9,012,644

		9,428,551

Louisiana — 0.1%
Lafayette Parish School Board Sale Tax Revenue, RB, 4.00%, 04/01/48	1,200	1,029,946

Maryland — 0.3%
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/50	2,815	2,253,123

Massachusetts — 4.1%
Commonwealth of Massachusetts, GO
Series A, 5.25%, 01/01/44	10,000	10,333,764
Series C, 5.25%, 10/01/47	10,000	10,298,272
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	9,720	8,786,116
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.45%, 12/01/42	1,125	955,258

		30,373,410

Michigan — 7.2%
Lansing Board of Water & Light, RB, Series A, 5.00%, 07/01/51	1,600	1,579,816
Lansing Board of Water & Light, Refunding RB
Series A, 5.00%, 07/01/44	2,335	2,360,030
Series A, 5.00%, 07/01/48	4,000	3,988,721
Michigan Finance Authority, RB 4.00%, 02/15/47	1,855	1,519,714
Series S, 5.00%, 11/01/44	1,660	1,605,065
Michigan State Building Authority, Refunding RB, Series I, 4.00%, 10/15/46	5,980	5,023,248
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 5.00%, 10/01/48	8,405	7,970,571
Michigan State Housing Development Authority, RB, S/F Housing, Series D, 5.50%, 06/01/53	5,200	5,270,806
Michigan State University, Refunding RB, Series B, 5.00%, 02/15/48	10,000	10,038,141
Michigan Strategic Fund, RB
AMT, (AGM), 4.25%, 12/31/38	2,000	1,734,451
AMT, 5.00%, 12/31/43	9,940	9,242,066
State of Michigan Trunk Line Revenue, RB, 4.00%, 11/15/46	2,500	2,139,454
Western Michigan University, Refunding RB, (AGM), 5.00%, 11/15/23(d)	1,080	1,080,195

		53,552,278

Security	Par (000)	Value

Minnesota — 0.5%
Minnesota Housing Finance Agency, RB, S/F Housing, Series N, (FHLMC, FNMA, GNMA), 6.00%, 01/01/53	$3,345	$3,466,725

Nevada — 0.3%
City of Las Vegas Nevada Special Improvement District No. 814, SAB 4.00%, 06/01/39	375	294,804
4.00%, 06/01/44	1,005	731,389
Tahoe-Douglas Visitors Authority, RB, 5.00%, 07/01/51	1,610	1,354,391

		2,380,584

New Jersey — 8.2%
Hudson County Improvement Authority, RB, 5.00%, 05/01/46	2,320	2,326,220
New Jersey Economic Development Authority, RB
Series WW, 5.00%, 06/15/25(d)	3,205	3,264,013
Series WW, 5.25%, 06/15/25(d)	1,470	1,502,900
AMT, 5.13%, 01/01/34	1,930	1,889,256
AMT, 5.38%, 01/01/43	4,920	4,763,603
New Jersey Economic Development Authority, Refunding RB, Series N-1, (NPFGC), 5.50%, 09/01/28	1,685	1,791,222
New Jersey Transportation Trust Fund Authority, RB
Series A, (NPFGC), 5.75%, 06/15/25	4,000	4,101,175
Series AA, 5.00%, 06/15/38	3,990	3,960,343
Series C, (AGC-ICC AMBAC), 0.00%, 12/15/25(c)	8,550	7,825,943
Series D, 5.00%, 06/15/32	1,825	1,843,557
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(c)	10,000	5,493,942
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 4.25%, 06/15/40	10,945	9,966,323
New Jersey Turnpike Authority, RB, Series B, 5.00%, 01/01/46	5,265	5,285,417
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	4,490	4,232,028
Series A, 5.25%, 06/01/46	545	535,762
Sub-Series B, 5.00%, 06/01/46	2,495	2,316,896

		61,098,600

New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	425	333,578

New York — 11.8%
City of New York, GO
Series B, 5.25%, 10/01/42	2,500	2,577,965
Series C, 5.00%, 08/01/43	2,585	2,604,390
Series D-1, 5.25%, 05/01/42	1,155	1,197,129
Sub-Series F-1, 5.00%, 04/01/43	4,000	4,022,836
Metropolitan Transportation Authority, Refunding RB, Series A-1, 5.25%, 11/15/57	3,150	3,064,474
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 4.13%, 06/15/46	3,825	3,353,747
Series DD, 4.13%, 06/15/47	5,035	4,387,535
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, 5.00%, 08/01/38	2,500	2,553,521
Series E-1, 4.00%, 02/01/42	3,325	3,004,728
Series E-1, 4.00%, 02/01/46	1,930	1,666,147

3

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB (continued)
Series C-1, Subordinate, 4.00%, 02/01/42	$8,000	$7,081,878
Series C-1, Subordinate, 4.00%, 02/01/43	8,355	7,368,280
Series F-1, Subordinate, 4.00%, 02/01/38	1,700	1,579,846
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	3,055	2,726,158
Series A, (BAM-TCRS), 3.00%, 11/15/51	7,430	4,782,518
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/42	1,160	1,018,103
Series E, 5.00%, 03/15/40	480	484,243
Series E, 4.00%, 03/15/46	1,825	1,579,963
New York Transportation Development Corp., ARB,
Series A, AMT, 5.25%, 01/01/50	2,830	2,660,002
New York Transportation Development Corp., RB 5.63%, 04/01/40	1,555	1,538,706
AMT, 5.00%, 10/01/35	3,275	3,125,343
Port Authority of New York & New Jersey, ARB, AMT, 4.00%, 09/01/43	3,000	2,504,112
Port Authority of New York & New Jersey, Refunding RB, Series 226, AMT, 5.00%, 10/15/39	2,500	2,491,701
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.00%, 05/15/48	10,090	8,511,725
Series A, 5.25%, 05/15/52	1,325	1,351,958
Triborough Bridge & Tunnel Authority, Refunding RB,
Series A, 5.00%, 05/15/47	10,000	10,020,879

		87,257,887

Ohio — 4.1%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, 5.00%, 06/01/55	16,600	13,573,848
County of Franklin Ohio, RB, Series A, 5.00%, 12/01/47	4,500	4,370,780
County of Montgomery Ohio, RB, 5.45%, 11/13/23(d)	11,135	11,138,065
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	1,810	1,442,762

		30,525,455

Oregon — 0.5%
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(c)	2,800	1,243,967
Port of Portland Oregon Airport Revenue, Refunding ARB, 29th Series, AMT, 5.50%, 07/01/48	2,400	2,438,307

		3,682,274

Pennsylvania — 7.4%
Allegheny County Airport Authority, ARB, (AGM), 5.50%, 01/01/48	785	792,634
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	405	266,445
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, Series B, AMT, 5.00%, 07/01/42	6,325	5,994,525
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	450	402,706
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 06/30/42	15,560	14,299,485
AMT, 5.75%, 06/30/48	1,645	1,682,500

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Housing Finance Agency, RB, 6.25%, 10/01/53(e)	$9,575	$10,052,758
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, RB, Series B, 5.00%, 12/01/43	5,000	4,947,263
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/41	810	814,308
Series B, 5.00%, 12/01/40	4,920	4,927,244
Series C, 5.50%, 12/01/23(d)	1,565	1,566,174
Sub-Series B-1, 5.00%, 06/01/42	2,330	2,316,963
Pennsylvania Turnpike Commission, Refunding RB
Series A, 5.00%, 12/01/38	1,775	1,792,895
Series A-1, 5.00%, 12/01/40	2,165	2,130,984
Series B, 5.25%, 12/01/44	1,500	1,545,704
Series C, 5.00%, 12/01/46	1,415	1,410,087

		54,942,675

Puerto Rico — 4.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,334	1,125,306
Series A-1, Restructured, 5.00%, 07/01/58	2,007	1,739,333
Series A-2, Restructured, 4.78%, 07/01/58	214	179,174
Series A-2, Restructured, 4.33%, 07/01/40	2,372	2,048,252
Series B-1, Restructured, 4.75%, 07/01/53	1,302	1,100,542
Series B-1, Restructured, 5.00%, 07/01/58	15,757	13,674,850
Series B-2, Restructured, 4.33%, 07/01/40	12,433	10,732,652
Series B-2, Restructured, 4.78%, 07/01/58	1,261	1,054,354
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	13,259	3,277,471

		34,931,934

South Carolina — 5.1%
South Carolina Jobs-Economic Development Authority, RB 5.00%, 11/01/43	5,000	5,022,556
7.50%, 08/15/62(b)	1,290	1,070,219
South Carolina Ports Authority, ARB, AMT, 5.25%, 07/01/25(d)	6,530	6,624,600
South Carolina Public Service Authority, RB
Series A, 4.00%, 12/01/43	3,000	2,503,796
Series A, 5.50%, 12/01/54	11,450	11,214,739
South Carolina Public Service Authority, Refunding RB 5.00%, 12/01/38	5,870	5,869,580
Series B, 5.00%, 12/01/51	5,575	5,286,939

		37,592,429

Tennessee — 1.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 5.25%, 10/01/58	3,470	3,136,516
Metropolitan Nashville Airport Authority, ARB
Series B, AMT, 5.50%, 07/01/41	1,875	1,916,797
Series B, AMT, 5.50%, 07/01/42	2,000	2,036,763

		7,090,076

Texas — 13.3%
Arlington Higher Education Finance Corp., RB(b) 7.50%, 04/01/62	1,420	1,242,382
7.88%, 11/01/62	1,195	1,125,065

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of El Paso Texas Water & Sewer Revenue, Refunding RB, Series A, 4.00%, 03/01/44	$9,540	$8,022,905
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	635	542,244
City of Houston Texas Airport System Revenue, ARB, Series A, AMT, 6.63%, 07/15/38	1,295	1,283,599
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	710	685,554
City of Houston Texas Airport System Revenue, Refunding RB, Series A, AMT, 5.00%, 07/01/27	690	666,536
City of Houston Texas, GO, 5.25%, 03/01/42	695	724,916
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Junior Lien, 5.00%, 02/01/44	4,500	4,502,199
County of Harris Texas, Refunding GO, Series A, 4.25%, 09/15/48	1,320	1,140,936
Crowley Independent School District, GO, (PSF), 5.00%, 02/01/48	4,240	4,306,497
Dallas Fort Worth International Airport, Refunding RB, Series F, 5.25%, 11/01/33	2,745	2,745,000
Fort Worth Independent School District, GO, (PSF), 4.00%, 02/15/48	470	403,908
Galveston Independent School District, GO, (PSF), 4.00%, 02/01/47	8,075	6,880,669
Harris County Flood Control District, Refunding GO, Series A, Sustainability Bonds, 4.00%, 09/15/48	2,500	2,108,721
Hays Consolidated Independent School District, GO, (PSF), 5.00%, 02/15/48	8,000	8,126,124
Houston Independent School District, Refunding GO, (PSF), 5.00%, 02/15/42	10,000	10,141,725
Hutto Independent School District, GO, (PSF), 5.00%, 08/01/48	300	305,135
Klein Independent School District, GO, (PSF), 4.00%, 08/01/47	5,000	4,248,228
Lake Travis Independent School District, GO, 4.00%, 02/15/48	3,100	2,598,369
Leander Independent School District, Refunding GO, CAB, Series D, (PSF), 0.00%, 08/15/24(c)(d)	9,685	4,816,108
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(c)(d)	5,810	3,212,206
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	1,385	1,085,282
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 01/01/39	9,080	9,206,655
Port Authority of Houston of Harris County Texas, ARB
4.00%, 10/01/46	1,025	846,271
1st Lien, 5.00%, 10/01/48	2,195	2,194,289
Princeton Independent School District, GO, (PSF), 5.25%, 02/15/48	3,000	3,099,877
Tarrant County Cultural Education Facilities Finance Corp., RB
Series A, 4.00%, 07/01/53	960	744,825
Series A, 5.00%, 07/01/53	1,180	1,119,326
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.25%, 12/01/39	2,095	2,096,295
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	820	636,620

Security	Par (000)	Value

Texas (continued)
Texas State Technical College, RB, (AGM), 5.50%, 08/01/42	$3,335	$3,494,095
Texas Water Development Board, RB, Series B, 4.00%, 10/15/43	2,500	2,189,165
Waller Consolidated Independent School District, GO, Series A, (PSF), 4.00%, 02/15/48	2,540	2,171,011

		98,712,737

Utah — 1.9%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/36	3,475	3,481,512
Series A, AMT, 5.00%, 07/01/42	1,000	977,562
Series A, AMT, 5.00%, 07/01/43	3,490	3,355,956
Series A, AMT, 5.00%, 07/01/48	3,140	2,970,059
Series A, AMT, 5.25%, 07/01/48	2,650	2,607,506
Utah Charter School Finance Authority, RB(b)
Series A, 5.00%, 06/15/39	190	161,389
Series A, 5.00%, 06/15/49	380	303,409

		13,857,393

Virginia — 0.4%
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	3,030	2,609,890

Washington — 0.6%
Port of Seattle Washington, Refunding ARB, AMT, Intermediate Lien, 5.00%, 08/01/47	4,350	4,134,862

Wisconsin — 3.0%
Public Finance Authority, RB
5.00%, 10/15/51(b)	650	496,186
Class A, 4.25%, 06/15/31(b)	270	226,601
Class A, 5.00%, 06/15/41(b)	895	682,494
Class A, 5.00%, 06/15/51(b)	590	411,378
Class A, 6.00%, 06/15/52	450	366,792
Class A, 6.13%, 06/15/57	505	410,781
Public Finance Authority, Refunding RB(b) 5.00%, 09/01/39	100	79,265
5.00%, 09/01/49	845	603,465
Wisconsin Health & Educational Facilities Authority, Refunding RB 5.00%, 04/01/44	7,350	7,463,886
4.00%, 12/01/46	5,130	4,223,005
4.00%, 12/01/51	3,000	2,367,480
Series A, 5.00%, 11/15/36	4,140	4,106,359
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.85%, 09/01/43	1,080	1,035,487

		22,473,179

Total Municipal Bonds — 125.4% (Cost: $977,331,188)		928,821,061

5

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

Alabama — 1.6%
Alabama Special Care Facilities Financing Authority-Birmingham Alabama, Refunding RB, Series B, 5.00%, 11/15/46	$11,790	$11,721,147

California — 2.8%
Los Angeles Unified School District, GO, Series QRR, 5.25%, 07/01/47	9,750	10,260,966
State of California, Refunding GO, 5.00%, 04/01/45	10,500	10,737,902

		20,998,868

Florida — 3.2%
Central Florida Expressway Authority, RB, Series B, Senior Lien, 5.00%, 07/01/49	14,090	13,723,253
City of Tampa Florida, RB, Series A, 5.00%, 11/15/46	10,500	10,099,683

		23,822,936

Illinois — 7.3%
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, Second Lien, (BAM), 5.00%, 12/01/46	10,000	10,016,174
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 07/15/42	20,000	19,838,104
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/38	5,833	5,834,461
Series A, 5.00%, 01/01/44	8,000	7,993,268
Series A, 5.00%, 01/01/46	10,470	10,449,505

		54,131,512

Nebraska — 1.2%
Omaha Public Power District, RB, Series A, 5.00%, 02/01/47	8,975	9,100,524

New Jersey — 1.4%
Garden State Preservation Trust, RB, Series A, (AGM), 5.75%, 11/01/28	10,000	10,516,242

New York — 10.7%
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series D-1, 5.25%, 11/01/43	12,040	12,481,524
Series D-1, 5.50%, 11/01/45	5,900	6,218,916
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/41	9,795	9,854,182
New York State Urban Development Corp., RB, Series A-1, 5.00%, 03/15/43	14,280	14,291,223
New York State Urban Development Corp., Refunding RB 5.00%, 03/15/41	7,790	7,981,736
5.00%, 03/15/43	10,000	10,174,647
5.00%, 03/15/44	8,280	8,403,686
Triborough Bridge & Tunnel Authority, RB, Series D-2, Senior Lien, 5.25%, 05/15/47	9,810	10,061,807

		79,467,721

Ohio — 2.1%
University of Cincinnati, RB, Series A, 5.00%, 06/01/45	15,025	15,079,124

Security	Par (000)	Value

Texas — 1.3%
Dallas Area Rapid Transit, Refunding RB, Series B, Senior Lien, 5.00%, 12/01/47	$9,480	$9,506,265

Washington — 5.3%
Port of Seattle Washington, RB, Series A, AMT, 5.00%, 05/01/43	15,500	14,885,931
Port of Seattle Washington, Refunding RB, AMT, Intermediate Lien, 5.50%, 08/01/47	10,665	10,750,085
State of Washington, GO, Series A-3, 5.00%, 08/01/47	13,395	13,555,659

		39,191,675

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 36.9% (Cost: $280,100,792)		273,536,014

Total Long-Term Investments — 162.3% (Cost: $1,257,431,980)		1,202,357,075

	Shares

Short-Term Securities

Money Market Funds — 4.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.82%(g)(h)	33,925,876	33,925,876

Total Short-Term Securities — 4.6% (Cost: $33,925,607)		33,925,876

Total Investments — 166.9% (Cost: $1,291,357,587)		1,236,282,951

Other Assets Less Liabilities — 0.7%		5,032,606

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.5)%		(144,640,780)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (48.1)%		(356,130,550)

Net Assets Applicable to Common Shares — 100.0%		$740,544,227

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	When-issued security.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$9,536,835	$24,391,016	(a)	$—	$(1,975)	$—	$33,925,876	33,925,876	$250,225	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$928,821,061	$—	$928,821,061
Municipal Bonds Transferred to Tender Option Bond Trusts	—	273,536,014	—	273,536,014
Short-Term Securities
Money Market Funds	33,925,876	—	—	33,925,876

	$33,925,876	$1,202,357,075	$—	$1,236,282,951

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(143,473,095)	$—	$(143,473,095)
VRDP Shares at Liquidation Value	—	(356,400,000)	—	(356,400,000)

	$—	$(499,873,095)	$—	$(499,873,095)

7

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGC-ICC	Assured Guaranty Corp. – Insured Custody Certificate

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

NPFGC-IBC	National Public Finance Guarantee Corp. — Insured Bond Certificate

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

S C H E D U L E O F I N V E S T M E N T S	8